Variable Interest Entities and Equity Method Investments - Percent Ownership (Details) - Affiliated unconsolidated companies	12 Months Ended
Dec. 30, 2016
Ch2m Hill Mace Joint Venture
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	51.00%
Transcend Partners, LTD.
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	40.00%
Halcrow Hyder
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	50.00%
OMI BECA, Ltd.
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	50.00%
Sydney Water Corporation-Odour Management Program Alliance
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	50.00%
U.S. | Americas Gateway Builders [Member]
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	49.00%
U.S. | CH2M-WG Idaho, LLC
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	50.50%
U.S. | Clark-Nexsen/CH2M Hill-Norfolk Member
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	50.00%
U.S. | Coastal Estuary Services
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	49.90%
U.S. | National Security Technologies, LLC
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	10.00%
U.S. | Savannah River Remediation LLC
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	15.00%
U.S. | URS/CH2M OAK RIDGE LLC
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	45.00%
U.S. | Washington Closure, LLC
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	30.00%
International | A-one+ Integrated Highway Services
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	33.30%
International | Broadlands Environmental Services
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	10.00%
International | C2V+
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	50.00%
International | Cavendish Dounreay Partnership, Ltd.
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	30.00%
International | CH2M HILL Kunwon PMC
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	54.00%
International | CHT JV
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	50.00%
International | Consorcio Integrador Rio de Janeiro
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	48.00%
International | Consorcio Sondotecnica-Cobrape-CH2M
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	25.00%
International | CPG Consultants- CH2M NIP JV
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	50.00%
International | HWC Treatment Program Alliance Joint Venture
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	50.00%
International | SMNM VECO Joint Venture
Investments in affiliated unconsolidated companies
Percentage of ownership in affiliated unconsolidated companies	50.00%